General and Administrative Expenses (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
General and administrative expenses [Abstract]
IT costs		€ 904	€ 933	€ 1,926	€ 1,869
Regulatory, Tax and Insurance	[1],[2]	196	234	1,098	1,006
Occupancy, furniture and equipment expenses		436	449	871	898
Professional service fees		391	425	784	841
Banking and transaction charges		187	193	362	354
Communication and data services		157	180	313	356
Travel and representation expenses		93	96	191	194
Marketing expenses		78	66	145	126
Other expenses	[3]	110	147	317	280
Total general and administrative expenses		€ 2,552	€ 2,724	€ 6,008	€ 5,924

[1]	Includes bank levy of 11 million for the three months ended June 30, 2018 and 21 million for the three months ended June 30, 2017. Bank levy was 675 million for six months ended June 30, 2018 and 561 million for six months ended June 30, 2017
[2]	Regulatory, Tax & Insurance which comprises Bank levy and Insurance and Deposit protection has been presented separately in order to provide further transparency. In the Interim Report for quarter ended June 30, 2017, these expenses were included within Other expenses.
[3]	Includes net credit on litigation related expenses of 31 million for the three months ended June 30, 2018 and a net credit of 26 million for the three months ended June 30, 2017. Litigation related expenses for six months ended June 30, 2018 were 35 million and a net credit for six months ended June 30, 2017 was 57 million.